Goodwill (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended							24 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 CNY item	Dec. 31, 2011 USD ($) item	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($) item	Dec. 31, 2009 USD ($) item	Dec. 31, 2008 item	Dec. 31, 2009
Goodwill
Number of restaurants purchased	0	0	0	0	0	8	24
Number of shares issued as consideration								2,800,000
Number of restaurants underperforming	1	1
Changes in the carrying amount of goodwill
Goodwill impairment	$ (73)	(456)	$ (40)	(267)	$ 0	$ 0